SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 04, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts, customers and other
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance		$ 0	$ 2,065	$ 1,002
Additions (Charge to Expense)		1,713	2,498	2,489
Deductions (Write-offs, net of Recoveries)		711	1,367	1,426
Ending Balance	$ 0	1,002	3,196	2,065
Allowance for doubtful accounts, customers and other | Predecessor
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	649	668
Additions (Charge to Expense)	64
Deductions (Write-offs, net of Recoveries)	45
Ending Balance	668
Tax valuation allowances
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance		0	1,811	0
Additions (Charge to Expense)		0	0	1,811
Deductions (Write-offs, net of Recoveries)		0	36	0
Ending Balance	0	0	$ 1,775	$ 1,811
Tax valuation allowances | Predecessor
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	0	$ 0
Additions (Charge to Expense)	0
Deductions (Write-offs, net of Recoveries)	0
Ending Balance	$ 0